Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

 Investment Company Act File Number: 811-3489

                         The Wright Managed Equity Trust
                      --------------------------------------
               (Exact Name of Registrant as Specified in Charter)
               ---------------------------------------------------
              Two International Place, Boston, Massachusetts 02110
                    (Address of Principal Executive Offices)

                                Janet E. Sanders
              Two International Place, Boston, Massachusetts 02110
              ------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                -----------------
                             Date of Fiscal Year End

                               September 30, 2009
                             ---------------------
                            Date of Reporting Period
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS


SELECTED BLUE CHIP EQUITIES FUND (WSBC)

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Description                            Shares       Value



                 EQUITY INTERESTS - 100.8%

AEROSPACE & DEFENSE -- 0.8%
Alliant Techsystems, Inc. *            1,605   $    124,949
                                               ------------


BANKS -- 3.8%
Bank of Hawaii Corp.                   3,180   $    132,097
Commerce Bancshares, Inc.              2,039         75,932
Cullen/Frost Bankers, Inc.             1,305         67,390
SVB Financial Group *                  5,855        253,346
Valley National Bancorp.               5,495         67,534
                                               ------------
                                               $    596,299
                                               ------------

CAPITAL GOODS -- 2.8%
AGCO Corp. *                           1,880   $     51,944
SPX Corp.                              4,295        263,155
Thomas & Betts Corp. *                 4,410        132,653
                                               ------------
                                               $    447,752
                                               ------------

CHEMICALS -- 1.3%
Ashland, Inc.                          1,665   $     71,962
Cytec Industries, Inc.                 2,145         69,648
Olin Corp.                             4,105         71,591
                                               ------------
                                               $    213,201
                                               ------------

COMMERCIAL & PROFESSIONAL SERVICES-- 0.5%
Watson Wyatt Worldwide, Inc. - Class A 1,955   $     85,160
                                               ------------


COMMERCIAL SERVICES & SUPPLIES -- 4.2%
Charles River Laboratories
  International, Inc. *                1,465   $     54,176
Global Payments, Inc.                  4,240        198,008
Harsco Corp.                           3,130        110,833
Manpower, Inc.                         3,620        205,290
Navigant Consulting, Inc. *            6,860         92,610
                                               ------------
                                               $    660,917
                                               ------------

COMMUNICATIONS EQUIPMENT -- 0.4%
CommScope, Inc. *                      2,120   $     63,452
                                               ------------


COMPUTERS & PERIPHERALS -- 1.1%
Western Digital Corp. *                4,660   $    170,230
                                               ------------


CONSUMER DURABLES & APPAREL -- 0.9%
Herman Miller, Inc.                    8,860   $    149,823
                                               ------------


CONSUMER PRODUCTS -- 1.6%
Priceline.com, Inc. *                  1,505   $    249,559
                                               ------------

DIVERSIFIED FINANCIALS -- 2.5%
CityCityAstoria Financial Corp.        3,315   $     36,598
Lender Processing Services, Inc.       2,120         80,920
Raymond James Financial, Inc.          6,932        161,377
SEI Investments Co.                    6,185        121,721
                                               ------------
                                               $    400,616
                                               ------------

EDUCATION -- 2.0%
Career Education Corp. *               6,170   $    150,425
ITT Educational Services, Inc. *       1,450        160,094
                                               ------------
                                               $    310,519
                                               ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS-- 7.7%
Ametek, Inc.                           3,310   $    115,552
Arrow Electronics, Inc. *              7,575        213,236
Avnet, Inc. *                          7,580        196,853
Hubbell, Inc.                          4,345        182,490
Lincoln Electric Holdings, Inc.        2,400        113,880
Pentair, Inc.                          4,800        141,696
Synopsys, Inc. *                       2,730         61,207
Tech Data Corp. *                      2,230         92,790
Vishay Intertechnology, Inc. *        14,215        112,298
                                               ------------
                                               $  1,230,002
                                               ------------

ENERGY -- 7.5%
Cimarex Energy Co.                     3,685   $    159,634
Cliffs Natural Resources, Inc.         1,785         57,763
Comstock Resources, Inc. *             2,275         91,182
Energen Corp.                          6,585        283,813
FMC Technologies, Inc. *               3,605        188,325
Helmerich & Payne, Inc.                3,175        125,508
Patterson-UTI Energy, Inc.             5,805         87,656
Superior Energy Services, Inc. *       2,490         56,075
Tidewater, Inc.                        1,625         76,521
UGI Corp.                              2,515         63,026
                                               ------------
                                               $  1,189,503
                                               ------------

FOOD, BEVERAGE & TOBACCO -- 1.5%
PepsiAmericas, Inc.                    4,350   $    124,236
Ralcorp Holdings, Inc. *               1,330         77,765
Universal Corp.                          780         32,620
                                               ------------
                                               $    234,621
                                               ------------

HEALTH CARE EQUIPMENT & SERVICES-- 10.8%
Community Health Systems, Inc. *       5,120   $    163,482
Health Management Associates, Inc.
   - Class A*                         16,505        123,622
Henry Schein, Inc. *                   2,790        153,199
Kindred Healthcare, Inc. *             5,000         81,150
Kinetic Concepts, Inc. *               4,540        167,889
LifePoint Hospitals, Inc. *            7,410        200,515
Lincare Holdings, Inc. *              13,270        414,687
Service Corp. International           10,770         75,498
STERIS Corp.                           3,850        117,233
VCA Antech, Inc. *                     2,540         68,301
WellCare Health Plans, Inc. *          6,190        152,583
                                               ------------
                                               $  1,718,159
                                               ------------


HOUSEHOLD & PERSONAL PRODUCTS -- 1.9%
Church & Dwight Co., Inc.              1,165   $     66,102
NetFlix, Inc. *                        2,380        109,885
Tupperware Brands Corp.                3,345        133,532
                                               ------------
                                               $    309,519
                                               ------------

INSURANCE -- 8.7%
American Financial Group, Inc.         5,045   $    128,648
Everest Re Group, Ltd.                 1,675        146,897
HCC Insurance Holdings, Inc.          12,050        329,567
Protective Life Corp.                  6,525        139,766
Reinsurance Group of America, Inc.     2,400        107,040
StanCorp Financial Group, Inc.         6,080        245,450
W.R. Berkley Corp.                    10,932        276,361
                                               ------------
                                               $  1,373,729
                                               ------------

MACHINERY -- 1.0%
IDEX Corp.                             1,415   $     39,549
Wabtec Corp.                           3,070        115,217
                                               ------------
                                               $    154,766
                                               ------------


MATERIALS -- 9.4%
Airgas, Inc.                           3,235   $    156,477
Crane Co.                              2,955         76,269
FMC Corp.                              1,615         90,844
Joy Global, Inc.                       3,880        189,887
Lubrizol Corp.                         3,455        246,894
Matthews International Corp. - Class A 1,755         62,092
Minerals Technologies, Inc.            1,285         61,115
Reliance Steel & Aluminum Co.          2,565        109,166
Sonoco Products Co.                    3,850        106,029
Steel Dynamics, Inc.                   5,470         83,910
Terra Industries, Inc.                 4,130        143,187
Timken Co.                             5,805        136,011
Worthington Industries, Inc.           2,735         38,016
                                               ------------
                                               $  1,499,897
                                               ------------

OIL & GAS -- 2.1%
Newfield Exploration Co. *             2,800   $    119,168
Plains Exploration & Production Co. *  2,975         82,289
Pride International, Inc. *            1,700         51,748
Unit Corp. *                           2,090         86,212
                                               ------------
                                               $    339,417
                                               ------------


PHARMACEUTICALS & BIOTECHNOLOGY -- 2.0%
Endo Pharmaceuticals Holdings, Inc. *  9,855   $    223,019
Omnicare, Inc.                         1,730         38,959
Pharmaceutical Product
    Development, Inc.                  2,285         50,133
                                               ------------
                                               $    312,111
                                               ------------


REAL ESTATE -- 5.7%
Duke Realty Corp. (REIT)               5,070   $     60,891
Federal Realty Investment Trust (REIT) 1,285         78,860
Hospitality Properties Trust (REIT) *  5,750        117,127
Jones Lang LaSalle, Inc.               2,170        102,793
NVR, Inc. *                              385        245,387
SL Green Realty Corp. (REIT)           1,880         82,438
Toll Brothers, Inc. *                  3,625         70,833
UDR, Inc. (REIT)                       9,821        154,583
                                               ------------
                                               $    912,912
                                               ------------


RETAILING -- 8.0%
Aeropostale, Inc. *                    4,922   $    213,959
Dick's Sporting Goods, Inc. *          7,790        174,496
Dollar Tree, Inc. *                    5,310        258,491
Guess?, Inc.                           3,885        143,900
Phillips-Van Heusen Corp.              3,820        163,458
Rent-A-Center, Inc. *                  2,345         44,274
Ross Stores, Inc.                      5,580        266,556
                                               ------------
                                               $  1,265,134
                                               ------------

SOFTWARE & SERVICES -- 9.2%
Acxiom Corp. *                        10,430   $     98,668
Alliance Data Systems Corp. *          3,235        197,594
ANSYS, Inc. *                          4,575        171,425
DST Systems, Inc. *                    2,780        124,544
F5 Networks, Inc. *                    2,620        103,831
FactSet Research Systems, Inc.         1,370         90,749
Fair Isaac Corp.                       3,550         76,289
Mantech International Corp. - Class A* 1,555         73,334
McAfee, Inc. *                         2,015         88,237
Parametric Technology Corp. *          5,605         77,461
Sybase, Inc. *                         9,285        361,186
                                               ------------
                                               $  1,463,318
                                               ------------

TELECOMMUNICATION SERVICES -- 0.7%
NeuStar, Inc. - Class A*               2,265   $     51,189
Syniverse Holdings, Inc. *             3,685         64,487
                                               ------------
                                               $    115,676
                                               ------------

UTILITIES -- 2.7%
MDU Resources Group, Inc.             14,108   $    294,152
Oneok, Inc.                            3,465        126,888
                                               ------------
                                               $    421,040
                                               ------------

TOTAL EQUITY INTERESTS - 100.8%
(identified cost, $14,588,477)                 $ 16,012,281

OTHER ASSETS, LESS LIABILITIES - (0.8)%           (130,616)
                                               ------------

NET ASSETS - 100.0%                            $ 15,881,665
                                               ============





The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

REIT - Real Estate Investment Trust

*  Non-income-producing security.



The Fund did not have any financial instruments outstanding at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

     Aggregate cost                         $   14,775,330
----------------------------------------------------------------------
     Gross unrealized appreciation          $    2,075,340
     Gross unrealized depreciation               (838,389)
----------------------------------------------------------------------
     Net unrealized appreciation            $    1,236,951
----------------------------------------------------------------------


Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

o  Level 1 -- quoted prices in active markets for identical investments
o Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
o Level 3 -- significant unobservable inputs(including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

                         Quoted Prices in   Significant Other     Significant
                        Active Markets for    Observable         Unobservable
                         Identical Assets      Inputs              Inputs
Asset Description          (Level 1)          (Level 2)           (Level 3)          Total
-------------------------------------------------------------------------------------------------
Total Investments         $16,012,281           $--              $ --            $16,012,281
-------------------------------------------------------------------------------------------------


The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.

MAJOR BLUE CHIP EQUITIES FUND (WMBC)

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Description                            Shares       Value

                   EQUITY INTERESTS - 107.6%

AEROSPACE -- 4.0%
General Dynamics Corp.                 7,805   $    504,203
Honeywell International, Inc.          2,620         97,333
Northrop Grumman Corp.                12,080        625,140
Raytheon Co.                           3,920        188,042
                                               ------------
                                               $  1,414,718
                                               ------------


BANKS -- 4.9%
Bank of America Corp.                 35,345   $    598,038
Bank of New York Mellon Corp.          6,400        185,536
Hudson City Bancorp, Inc.             15,075        198,236
M&T Bank Corp.                         2,650        165,148
Wells Fargo & Co.                     21,855        615,874
                                               ------------
                                               $  1,762,832
                                               ------------


CAPITAL GOODS -- 3.9%
Caterpillar, Inc.                      4,585   $    235,348
Cooper Industries PLC - Class A        3,310        124,357
Lockheed Martin Corp.                 10,420        813,594
Parker Hannifin Corp.                  4,310        223,430
                                               ------------
                                               $  1,396,729
                                               ------------


COMMERCIAL SERVICES & SUPPLIES -- 0.3%
RR Donnelley & Sons Co.                5,180   $    110,127
                                               ------------


COMMUNICATIONS EQUIPMENT -- 2.5%
Cisco Systems, Inc. *                  6,400   $    150,656
Harris Corp.                           8,170        307,192
L-3 Communications Holdings, Inc.      3,530        283,529
QUALCOMM, Inc.                         3,160        142,137
                                               ------------
                                               $    883,514
                                               ------------


COMPUTERS & PERIPHERALS -- 10.4%
Apple, Inc. *                          3,745   $    694,211
Hewlett-Packard Co.                   30,905      1,459,025
International Business Machines Corp. 13,235      1,583,038
                                               ------------
                                               $  3,736,274
                                               ------------

CONSUMER DURABLES & APPAREL -- 0.7%
D.R. Horton, Inc.                     21,020   $    239,838
                                               ------------


DIVERSIFIED FINANCIALS -- 6.6%
American Express Co.                  12,125   $    411,037
Ameriprise Financial, Inc.             2,630         95,548
Capital One Financial Corp.            8,060        287,984
Citigroup, Inc. *                     32,155        155,630
Discover Financial Services           18,885        306,504
Federated Investors, Inc. - Class B    6,840        180,371
Goldman Sachs Group, Inc. (The)        1,385        255,325
JPMorgan Chase & Co.                   4,355        190,836
Morgan Stanley                         2,765         85,383
PNC Financial Services Group, Inc.     8,165        396,737
                                               ------------
                                               $  2,365,355
                                               ------------


EDUCATION -- 0.6%
Apollo Group, Inc. - Class A*          3,125   $    230,219
                                               ------------


ENERGY -- 12.4%
Anadarko Petroleum Corp.               6,065   $    380,457
Chesapeake Energy Corp.                6,210        176,364
Chevron Corp.                         19,650      1,383,949
ENSCO International, Inc.              1,945         82,740
Exxon Mobil Corp.                     21,855      1,499,472
National Oilwell Varco, Inc. *        11,820        509,797
Sunoco, Inc.                           4,420        125,749
Tesoro Corp.                           4,470         66,961
Valero Energy Corp.                   10,885        211,060
                                               ------------
                                               $  4,436,549
                                               ------------


ENTERTAINMENT & LEISURE -- 0.3%
Hasbro, Inc.                           3,585   $     99,484
                                               ------------


FOOD, BEVERAGE & TOBACCO -- 5.2%

Altria Group, Inc.                    53,240   $    948,204
Coca-Cola Enterprises, Inc.           11,795        252,531
Dean Foods Co. *                       7,650        136,093
Kraft Foods, Inc. - Class A            3,650         95,886
Pepsi Bottling Group, Inc.             4,525        164,891
Philip Morris International, Inc.      5,465        266,364
                                               ------------
                                               $  1,863,969
                                               ------------


HEALTH CARE EQUIPMENT & SERVICES-- 5.0%
Aetna, Inc.                            4,530   $    126,070
Express Scripts, Inc. *                5,405        419,320
Humana, Inc. *                         5,290        197,317
Laboratory Corp. of America Holdings*  2,425        159,323
Medtronic, Inc.                       10,745        395,416
UnitedHealth Group, Inc.               2,955         73,993
WellPoint, Inc. *                      8,990        425,766
                                               ------------
                                               $  1,797,205
                                               ------------


HEAVY MACHINERY -- 0.4%
Dover Corp.                            3,510   $    136,048
                                               ------------


HOTELS, RESTAURANTS & LEISURE -- 2.2%
McDonald's Corp.                      13,630   $    777,864
                                               ------------


HOUSEHOLD DURABLES -- 2.9%
KB HOME                                6,780   $    112,616
Procter & Gamble Co.                  14,835        859,243
placeCityStanley Works (The)           1,640         70,012
                                               ------------
                                               $  1,041,871
                                               ------------


INSURANCE -- 6.6%
Chubb Corp.                           14,575   $    734,726
Genworth Financial, Inc. - Class A    14,505        173,335
MetLife, Inc.                         16,080        612,166
Progressive Corp. *                   10,305        170,857
Torchmark Corp.                        3,150        136,804
Travelers Cos, Inc. (The)              5,345        263,134
Unum Group                            12,905        276,683
                                               ------------
                                               $  2,367,705
                                               ------------


MATERIALS -- 3.0%
Ball Corp.                             3,220   $    158,424
Bemis Co., Inc.                        6,325        163,881
CF Industries Holdings, Inc.           3,150        271,625
Nucor Corp.                            2,430        114,234
Pactiv Corp. *                        13,765        358,578
                                               ------------
                                               $  1,066,742
                                               ------------


MEDIA -- 3.2%
Comcast Corp. - Class A               28,770   $    485,925
Interpublic Group of Cos., Inc. *     14,345        107,874
McGraw-Hill Cos., Inc. (The)           7,185        180,631
Omnicom Group, Inc.                    3,700        136,678
Time Warner Cable, Inc. *              1,630         70,237
Viacom, Inc. - Class B*                6,160        172,727
                                               ------------
                                               $  1,154,072
                                               ------------


PHARMACEUTICALS & BIOTECHNOLOGY-- 11.0%
Amgen, Inc. *                         11,760   $    708,305
Biogen Idec, Inc. *                    3,350        169,242
Forest Labs *                          6,255        184,147
Johnson & Johnson, Inc.               18,110      1,102,718
McKesson Corp.                         2,605        155,128
Merck & Co., Inc.                      7,415        234,536
Pfizer, Inc.                          60,710      1,004,750
Watson Pharmaceuticals, Inc. *        10,670        390,949
                                               ------------
                                               $  3,949,775
                                               ------------


RETAILING -- 5.6%
Big Lots, Inc. *                       8,860   $    221,677
CVS/Caremark Corp.                     9,715        347,214
eBay, Inc. *                           3,205         75,670
Family Dollar Stores, Inc.             3,035         80,124
RadioShack Corp.                       5,605         92,875
Sherwin-Williams Co.                   6,505        391,341
Staples, Inc.                          6,385        148,260
Wal-Mart Stores, Inc.                 12,915        633,997
                                               ------------
                                               $  1,991,158
                                               ------------


SEMICONDUCTOR EQUIPMENT & PRODUCTS-- 0.8%
QLogic Corp. *                        15,580   $    267,976
                                               ------------



SOFTWARE & SERVICES -- 8.2%
Automatic Data Processing, Inc.        2,265   $     89,015
BMC Software, Inc. *                   8,955        336,081
CA, Inc.                              14,255        313,467
Computer Sciences Corp. *              3,760        198,190
Compuware Corp. *                     15,865        116,290
EMC Corp. *                           12,010        204,650
Google, Inc. - Class A*                  575        285,114
Microsoft Corp.                       18,300        473,787
Oracle Corp.                          44,320        923,629
                                               ------------
                                               $  2,940,223
                                               ------------


TELECOMMUNICATION SERVICES -- 3.6%
AT&T, Inc.                            22,275   $    601,648
CenturyTel, Inc.                       4,140        139,104
Verizon Communications, Inc.          18,165        549,854
                                               ------------
                                               $  1,290,606
                                               ------------


TRANSPORTATION -- 0.8%
Burlington Northern Santa Fe Corp.     3,770   $    300,959
                                               ------------



UTILITIES -- 2.5%
Exelon Corp.                          18,095   $    897,874
                                               ------------



TOTAL EQUITY INTERESTS - 107.6%
(identified cost, $38,302,400)                 $ 38,519,686


OTHER ASSETS, LESS LIABILITIES - (7.6)%         (2,720,601)

NET ASSETS - 100.0%                            $ 35,799,085
                                               ============




The  percentage  shown  for  each  investment   category  in  the Portfolio  of
Investments is based on net assets.

*    Non-income-producing security.



The Fund did not have any financial instruments outstanding at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

     Aggregate cost                         $    38,332,619
----------------------------------------------------------------------------
     Gross unrealized appreciation          $     3,692,311
     Gross unrealized depreciation              (3,505,244)
-----------------------------------------------------------------------------
     Net unrealized appreciation            $       187,067
-----------------------------------------------------------------------------


Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value.The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

o  Level 1 -- quoted prices in active markets for identical investments
o Level 2 -- other significant observable inputs(including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
o Level 3 -- significant unobservable inputs(including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

                         Quoted Prices in  Significant Other     Significant
                        Active Markets for    Observable         Unobservable
                          Identical Assets      Inputs             Inputs
Asset Description            (Level 1)        (Level 2)           (Level 3)          Total
----------------------------------------------------------------------------------------------
Total Investments       $ 38,519,686           $--              $ --              $38,519,686
----------------------------------------------------------------------------------------------

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent
financial  statements  included  in  its   semiannual  or  annual  report  to
shareholders.

INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC)

------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Description                           Shares       Value


                       EQUITY INTERESTS - 101.5%

AUSTRALIA -- 1.7%
BHP Billiton, Ltd.                    30,478   $  1,014,875
Sims Metal Management, Ltd.            7,778        156,716
                                               ------------
                                               $  1,171,591
                                               ------------


AUSTRIA -- 1.1%
Erste Group Bank AG                    6,757   $    301,634
Voestalpine AG                         8,751        311,981
Wienerberger AG (1)*                   9,046        186,438
                                               ------------
                                               $    800,053
                                               ------------


CANADA -- 8.7%
Canadian National Railway Co.         16,169   $    794,364
Canadian Natural Resources, Ltd.       2,786        187,672
CGI Group, Inc. - Class A*            66,403        775,826
Encana Corp.                          16,893        975,837
Husky Energy, Inc.                    18,310        514,174
Methanex Corp.                        14,878        258,525
Research In Motion, Ltd. *            14,124        952,478
Teck Cominco, Ltd. - Class B          13,263        364,538
Toronto-Dominion Bank (1)             21,960      1,416,873
                                               ------------
                                               $  6,240,287
                                               ------------


CHINA -- 0.2%
China Railway Group, Ltd. *          160,000   $    137,496
                                               ------------


FINLAND -- 0.4%
Nokia Oyj                             19,851   $    291,613
                                               ------------


FRANCE -- 14.6%
AXA (Actions Ord.)                    20,260   $    547,860
BNP Paribas                           13,197      1,053,237
Bouygues SA                           14,297        726,203
Casino Guichard-Perrachon SA          11,559        915,752
Compagnie de Saint-Gobain              9,013        467,029
Compagnie Generale des Etablissements
     Michelin - Class B                3,554        278,497
France Telecom SA                     11,112        295,693
Groupe Danone                         21,027      1,265,674
Lagardere SCA                          9,758        454,000
Sanofi-Aventis                        10,270        752,834
Schneider Electric SA                  3,788        383,487
Societe Generale de France
  (Actions Ord.)                       7,327        589,043
Total SA                              19,005      1,127,991
Vallourec SA                           4,310        729,531
Vinci SA                               4,813        271,979
Vivendi                                8,708        269,144
Zodiac Aerospace                       8,306        329,018
                                               ------------
                                               $ 10,456,972
                                               ------------


GERMANY -- 4.9%
Adidas AG                              6,060   $    320,390
BASF AG (Stammaktie)                  17,612        932,171
Henkel AG & Co. KGaA                   7,341        315,687
MAN AG                                 4,001        329,842
Muenchener Rueckversicherungs-
    Gesellschaft AG                    2,815        448,624
RWE AG                                 3,846        356,809
SAP AG                                10,021        487,475
Siemens AG                             3,483        322,165
                                               ------------
                                               $  3,513,163
                                               ------------


GREECE -- 0.7%
National Bank of Greece SA *           7,734   $    276,967
OPAP SA                                8,382        215,880
                                               ------------
                                               $    492,847
                                               ------------


HONG KONG -- 4.6%
BOC Hong Kong Holdings, Ltd.         141,500   $    310,385
Cheung Kong Holdings, Ltd.            35,000        444,158
CLP Holdings, Ltd. (Ordinary)        168,000      1,140,225
Henderson Land Development Co., Ltd.  52,000        334,140
Hong Kong Exchanges & Clearing, Ltd.  26,600        482,229
Sun Hung Kai Properties, Ltd.         40,000        589,416
                                               ------------
                                               $  3,300,553
                                               ------------


INDIA -- 0.3%
Tata Motors, Ltd. ADR (1)             18,525   $    240,084
                                               ------------


ITALY -- 4.0%
Enel SpA                             185,340   $  1,175,079
Eni SpA (Azioni Ordinarie)            66,492      1,660,028
                                               ------------
                                               $  2,835,107
                                               ------------


JAPAN -- 15.4%
Aisin Seiki Co., Ltd.                 15,800   $    386,463
Astellas Pharma, Inc.                 33,000      1,360,027
Denso Corp.                            8,600        253,577
Honda Motor Co., Ltd.                 24,800        765,868
Itochu Corp.                          59,000        392,081
KDDI Corp.                                47        265,617
Komatsu, Ltd.                         12,300        231,067
Makita Corp.                          29,900        951,751
Marubeni Corp.                       133,000        672,910
Mitsubishi Corp.                      24,000        486,782
Mitsui & Co., Ltd.                    39,900        523,176
Mitsui OSK Lines, Ltd.               123,000        730,843
NHK Spring Co., Ltd.                  32,000        264,835
Nidec Corp.                            4,200        341,967
Nippon Steel Corp. *                  81,000        296,733
Nissan Motor Co., Ltd. *              76,500        518,630
Sankyo Co., Ltd.                       5,400        338,951
Shin-Etsu Chemical Co., Ltd.          11,400        702,831
Sumitomo Corp.                        69,300        715,949
Tokyo Electron, Ltd.                   6,400        409,583
Toyota Motor Corp.                    10,000        398,727
                                               ------------
                                               $ 11,008,368
                                               ------------


NETHERLANDS -- 2.2%
ING CityCityGroep CityNV (Aandeel) *  48,666   $    867,848
Koninklijke (Royal) KPN NV            43,283        717,129
                                               ------------
                                               $  1,584,977
                                               ------------


NORWAY -- 1.1%
StatoilHydro ASA                      18,581   $    415,985
Telenor Group ASA *                   33,570        387,059
                                               ------------
                                               $    803,044
                                               ------------


RUSSIA -- 0.4%
Mechel ADR                            14,490   $    260,530
                                               ------------


SINGAPORE -- 2.1%
DBS Group Holdings, Ltd.              34,000   $    320,443
Jardine Cycle & Carriage, Ltd.        68,000      1,172,705
                                               ------------
                                               $  1,493,148
                                               ------------


SPAIN -- 7.8%
Acciona SA                             2,411   $    327,747
Banco Bilbao Vizcaya Argentaria SA    30,482        540,459
Banco Santander SA                   103,766      1,668,422
Mapfre SA                            104,381        466,418
Repsol YPF SA (Accion)                13,244        359,879
Telefonica SA                         81,303      2,240,739
                                               ------------
                                               $  5,603,664
                                               ------------


SWEDEN -- 1.8%
AB SKF - Series B                     26,485   $    414,725
CityCityPeab CityAB                   59,624        406,710
CityCityTeliaSonera CityAB            73,351        480,416
                                               ------------
                                               $  1,301,851
                                               ------------


SWITZERLAND -- 10.5%
ABB, Ltd.                             15,062   $    301,922
Adecco SA                              6,896        366,183
Credit Suisse Group AG                13,828        766,260
Holcim, Ltd.                           3,429        234,956
Logitech International SA *           14,211        258,706
Nestle SA                             27,107      1,153,612
Novartis AG                           11,936        596,426
Roche Holding AG                       4,463        720,428
Swiss Re AG                           32,964      1,486,104
CityCityZurich Financial
   Services (Inhaberaktie)             6,719      1,596,139
                                               ------------
                                               $  7,480,736
                                               ------------


UNITED ARAB EMIRATES -- 0.6%
Dragon Oil PLC *                      66,800   $    407,047
                                               ------------


UNITED KINGDOM -- 18.4%
Anglo American PLC (Ordinary) *       14,410   $    459,319
AstraZeneca PLC                       35,550      1,594,267
Aviva PLC                             32,242        231,068
Barclays PLC (Ordinary) *            327,619      1,938,717
BG Group PLC                          10,635        184,889
BHP Billiton PLC                      36,054        984,883
BP PLC                                84,809        750,085
British American Tobacco PLC          12,847        403,335
Carnival PLC                          12,584        429,091
GlaxoSmithKline PLC                   31,935        627,970
HSBC Holdings PLC                    142,585      1,632,790
Man Group PLC                         65,115        344,917
Next PLC                               8,544        244,874
Rio Tinto PLC                         11,573        493,920
Royal Dutch Shell PLC                 35,074        973,820
Sage Group PLC (The)                  39,422        147,158
Schroders PLC                         21,112        369,057
Unilever PLC                           8,432        239,776
Vodafone Group PLC                   226,493        507,863
WPP PLC                               39,029        335,201
Xstrata PLC *                         18,992        280,208
                                               ------------
                                               $ 13,173,208
                                               ------------


TOTAL EQUITY INTERESTS - 101.5%
(identified cost, $64,861,334)                 $ 72,596,339
                                               ------------


RIGHTS - 0.0%
BNP Paribas, Expires 10/13/09 *       13,197   $     28,549

Total RIGHTS - 0.0%
(identified cost, $0)                          $     28,549
                                               ------------


SHORT-TERM INVESTMENTS - 2.5%
State Street Navigator Securities
     Lending Prime
      Portfolio, 0.35% (2)         1,794,333  $   1,794,333
                                               ------------


TOTAL SHORT-TERM INVESTMENTS - 2.5%
(identified cost, $1,794,333)                  $  1,794,333
                                               ------------


TOTAL INVESTMENTS - 104.0%
(identified cost, $66,655,667)                 $ 74,419,221

OTHER ASSETS, LESS LIABILITIES - (4.0)%         (2,859,471)
                                               ------------


NET ASSETS - 100.0%                            $ 71,559,750
                                               ============



The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depository Receipt.

*   Non-income-producing security.

(1) All or a portion on these securities were on loan at September 30, 2009.

(2) The amount invested in State Street Navigator Securities Lending Prime Portfolio represents cash collateral received for securities on loan as of September 30, 2009. Other Assets, Less Liabilities includes an equal and offsetting liability of the Fund to repay collateral amounts upon the return of loaned securities.

                                     Portfolio Composition By Sector
                                     -------------------------------
                                      % of net assets at 9/30/09


       Financials................................26.6
       Industrials ..............................14.2
       Consumer Discretionary   .................10.6
       Energy....................................10.6
       Other.....................................38.0





The Fund did not have any financial instruments outstanding at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

     Aggregate cost                         $   71,591,811
----------------------------------------------------------------------------
     Gross unrealized appreciation          $    6,905,142
     Gross unrealized depreciation             (4,077,732)
----------------------------------------------------------------------------
     Net unrealized appreciation            $    2,827,410
----------------------------------------------------------------------------


Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value.The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

o Level 1 -- quoted prices in active markets for identical investments
o Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
o Level 3 -- significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

                         Quoted Prices in   Significant Other     Significant
                        Active Markets for     Observable        Unobservable
                         Identical Assets       Inputs             Inputs
Asset Description          (Level 1)           (Level 2)          (Level 3)          Total
------------------------------------------------------------------------------------------------

 Total Investments     $74,419,221           $--              $ --                 $74,419,221
------------------------------------------------------------------------------------------------


The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent
financial  statements   included  in  its   semiannual   or  annual  report  to
shareholders.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Find, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund).

By:      /s/Peter M. Donovan
        ------------------
         Peter M. Donovan
         President

Date:    November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Barbara E. Campbell
         --------------------
         Barbara E. Campbell
         Treasurer

Date:    November 23, 2009


By:      /s/Peter M. Donovan
         -----------------
         Peter M. Donovan
         President

Date:    November 20, 2009